Northern Lights Fund Trust

Altegris Fixed Income Long Short Fund

Incorporated herein by reference is the definitive version of the supplement for the Altegris Fixed Income Long Short Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on February 13, 2015 (SEC Accession No. 0001580642-15-000709).